Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share (in shekels per share)	1	1
Common Stock, Shares Authorized	80,000,000	80,000,000
Common Stock, Shares, Issued	44,094,416	43,996,420
Common Stock, Shares, Outstanding	42,685,495	42,587,499
Treasury Stock, Shares	1,408,921	1,408,921